UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1.	Investment Company Act File Number: 811-23447

2.	Date of Notification: August 17, 2026

3.	Exact name of Investment Company as specified in registration statement: Alpha Alternative Assets Fund

4.	Address of principal executive office: (number, street, city, state, zip code)

Alpha Alternative Assets Fund

1615 South Congress Avenue

Suite 103

Delray Beach, FL 33445

5.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

/s/ Jason Sutherland
Jason Sutherland, Treasurer

ALPHA ALTERNATIVE ASSETS FUND

August 17, 2026

Dear Alpha Alternative Assets Fund Shareholder,

As you may know, Alpha Alternative Assets Fund (the "Fund") is required to make a repurchase offer to its shareholders each quarter. While the Fund is required to make the repurchase offer, shareholders are not required to take any action. The purpose of the enclosed letter is to communicate the required quarterly repurchase offer. If you do not wish to sell shares at this time, please disregard this notice.

The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. The repurchase offer period will begin on August 17, 2026 and end on September 16, 2026.

If you invest in the Fund through a financial intermediary, please contact your financial intermediary to confirm any applicable deadlines or additional processing requirements before submitting your repurchase request. All Repurchase Offer Request Forms must be submitted to and received by the Fund by 11:59 p.m., Eastern Time, on September 16, 2026 to be effective. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

For details of the offer and terms, please refer to the attached Repurchase Offer document.

Sincerely,

Alpha Alternative Assets Fund

/s/ Jason Sutherland
Jason Sutherland, Treasurer

ALPHA ALTERNATIVE ASSETS FUND
REPURCHASE OFFER

1.	The Offer. Alpha Alternative Assets Fund ("Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders given that no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions set forth in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.	Net Asset Value. As of August 10, 2026, the NAV of the Fund was $6.62 for Class I shares and $6.55 for Class A shares. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Offer Request Form. The current NAV may be obtained by calling 877.774.7724 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.	Repurchase Request Deadline. All Repurchase Offer Request Forms must be received in proper form by 11:59 p.m., Eastern Time, on September 16, 2026. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

4.	Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on September 30, 2026 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Offer Request Form.

5.	Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

6.	Increase in Number of Shares Repurchased. Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%).

If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own 100 shares or less and who tender all of their shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7.	Withdrawal or Modification. Requests for the repurchase of shares may be withdrawn or modified at any time prior to 11:59 p.m., Eastern Time, on September 16, 2026.

8.	Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

(a)	if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code;

(b)	for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as permitted by the Securities and Exchange Commission for the protection of shareholders.

9.	Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10.	Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of repurchase of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all repurchase of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any repurchase of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchases of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Alpha Growth Management, LLC (the “Adviser”), SS&C GIDS, Inc. (the “Transfer Agent”), Foreside Fund Partners, LLC (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Transfer Agent, nor the Distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you purchased shares of the Fund through an investment adviser, broker or financial consultant, please contact them for additional information about this offer.

ALPHA ALTERNATIVE ASSETS FUND

REPURCHASE OFFER REQUEST FORM

Repurchase Pricing Date:	Repurchase Request Deadline:
September 30, 2026	September 16, 2026

THIS FORM MUST BE COMPLETED AND RECEIVED BY
11:59 P.M., EASTERN TIME ON
SEPTEMBER 16, 2026
FOR REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING.

PLEASE FAX OR MAIL TO:

Regular Mail: Alpha Alternative Assets Fund c/o SS&C GIDS, Inc. P.O. Box 219597 Kansas City, MO 64121-9597 Fax: 1-816-421-0588*	Overnight Mail: Alpha Alternative Assets Fund c/o SS&C GIDS, Inc. 430 W. 7th St., Suite 219597 Kansas City, MO 64105-1407 For Additional Information: Phone: 1-877-774-7724

*	Repurchase requests that require a Medallion Signature Guarantee must be returned by mail.

PLEASE NOTE THAT THE SHARE AMOUNT SUBMITTED WITH THIS FORM
MUST ALSO BE SUBMITTED VIA NSCC FUND/SERV ON THE REPURCHASE
PRICING DATE.

PART 1 – NAME AND ADDRESS

For Advisor Accounts ONLY
Advisor Account #:
Advisor Name:
Advisor Email Address
Advisor Telephone Number:
FOR CUSTODIAL ACCOUNTS ONLY (TDA)
Custodial Account #:
Custodian Name:

PART 2 – AMOUNT OF SHARES OF THE FUND BEING REPURCHASED:

Account/BIN Number	Account Registration/Shareholder Name	Share Quantity (3 decimals)

If all shares*, please check this box as well as include the actual share amount above - [  ]

*	All share requests will include any distributions reinvested between the time of paperwork being submitted and the Repurchase Date. Trades submitted via the NSCC on the Repurchase Date must include any reinvested shares.

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE

SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 11:59 P.M., EASTERN

TIME ON SEPTEMBER 16, 2026 BUT NOT THEREAFTER.

Repurchase Offer Form Continued on Next Page

ALPHA ALTERNATIVE ASSETS FUND

DIRECT SHAREHOLDER

REPURCHASE OFFER REQUEST FORM

Repurchase Pricing Date:	Repurchase Request Deadline:
September 30, 2026	September 16, 2026

THIS FORM MUST BE COMPLETED AND RECEIVED BY
11:59 P.M., EASTERN TIME ON
SEPTEMBER 16, 2026

FOR THIS REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING.

PLEASE FAX OR MAIL TO:

Regular Mail: Alpha Alternative Assets Fund c/o SS&C GIDS, Inc. P.O. Box 219597 Kansas City, MO 64121-9597 Fax: 1-816-421-0588*	Overnight Mail: Alpha Alternative Assets Fund c/o SS&C GIDS, Inc. 430 W. 7th St., Suite 219597 Kansas City, MO 64105-1407 For Additional Information: Phone: 1-877-774-7724

*	Repurchase requests that require a Medallion Signature Guarantee must be returned by mail.

PART 1 – NAME AND ADDRESS

Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

Repurchase Offer Form Continued on Next Page

PART 2 – NUMBER OF SHARES OF THE FUND BEING REPURCHASED:

Number of Shares:________________

If all shares*, please check this box as well as include the actual share amount above - [  ]

*	All share requests will include any distributions reinvested between the time of paperwork being submitted and the Repurchase Date. Trades submitted via the NSCC on the Repurchase Date must include any reinvested shares.

PART 3 – PAYMENT

Please choose your method of payment:

[ ]	Deliver All Proceeds via Check to Shareholder Address
[ ]	Deliver All Proceeds to Bank Account on Record
[ ]	Deliver All Proceeds to New Bank Instructions (Must complete Part 5)

PART 4 — IRA INVESTORS ONLY

Please indicate the reason for distribution. If none are chosen, the distribution code will be age based. If this is a transfer, please have the receiving Custodian complete a Transfer Form. Fee: A fee of $50.00 will be charged on all accounts where a full redemption is made unless you have already paid the Annual IRA Maintenance Fee. If the fee applies, the amount distributed will be the amount requested, less the fee, unless the fee is paid in advance.

Reason for distribution:	[ ]	Pre-mature distribution-investor is under 59½.
	[ ]	Normal-investor is over 59½
Roth IRA [ ] Nonqualified [ ] Qualified Other:

Withholding Notice and Election (Form W-4P/OMB No. 1545-0074) Dept. of Treasury, Internal Revenue Service

If an election is not completed, IRS regulations require federal income tax to be withheld at a rate of 10% from your withdrawal. Withholding Election is not necessary for Roth accounts.

NOTICE: The distributions you receive from your IRA are subject to federal income tax withholding unless you waive withholding. You may waive withholding on your IRA distribution by returning a signed and dated IRS Form W-4P, Withholding Certificate for Pension or Annuity Payments, or substitute Form W-4P to the Custodian. Withholding will apply to the total amount of the distribution, whether taxable or not.

Election: Unless a previous withholding election is in place, you indicate a different withholding amount below, or you waive withholding by indicating your election below, ten percent will be withheld from your IRA distribution. Check the appropriate box below

Repurchase Offer Form Continued on Next Page

[ ]	I do not want federal income tax withheld from my distribution from this account.
[ ]	I want federal income tax of 10% withheld from my distribution from this account.
[ ]	I want federal income tax of ___% (between 10% and 99%) withheld from my distribution from this account.

If you waive withholding on your IRA distribution, or if you do not have enough federal income tax withheld from your IRA distribution, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You are responsible for determining and paying all federal, and if applicable, state and local taxes on distributions from all IRAs you own. If you do not waive withholding or elect an alternative withholding amount, ten percent will be withheld from your nonperiodic IRA distribution. Your election for accounts listed on this form is valid until you revoke it. You may change your withholding election by completing another Form W-4P or substitute. If you are a non-resident alien, you may not use Form W-4P to withhold income tax or to waive withholding.

State Tax Withholding Election

Unless you waive state taxes below, state taxes will also be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states.

[ ]	I do not want state income tax withheld from my distribution from this account.

Please refer to the list of mandatory state withholding rates included on the Tax Withholding Information Addendum. To obtain a copy of the addendum, please visit the Fund’s website, or contact a shareholder services representative at the number below. You may change your state withholding election on your IRA distribution by submitting the change in writing to the Custodian. Please contact a tax professional regarding the possible tax implications prior to making a redemption request.

Repurchase Offer Form Continued on Next Page

PART 5 – NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required* if this Part is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

*	PLACE MEDALLION SIGNATURE GUARANTEE BELOW:

Repurchase Offer Form Continued on Next Page

PART 6 - SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE
SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 11:59 P.M., EASTERN
TIME ON SEPTEMBER 16, 2026 BUT NOT THEREAFTER.